Plan Interest in Master Trust Investment Asset (Details) - EBP 007 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Receivable [Abstract]
EBP, Employer Contribution, Receivable	$ 53,443	$ 50,655
EBP, Receivable	1,323,122	1,315,513
EBP, Nonconsolidated, Master Trust [Member]
EBP, Investment, Fair and Contract Value [Abstract]
EBP, Investment, Fair Value	2,524,000,622	2,171,505,908
EBP, Receivable [Abstract]
EBP, Employer Contribution, Receivable	4,592,298	4,067,461
EBP, Participant Contribution, Receivable	31,752,519	29,261,429
EBP, Receivable	2,560,345,439	2,204,834,798
EBP, Nonconsolidated, Plan Interest in Master Trust [Member]
EBP, Investment, Fair and Contract Value [Abstract]
EBP, Investment, Fair Value	65,386,702	55,108,215
EBP, Receivable [Abstract]
EBP, Employer Contribution, Receivable	53,443	50,655
EBP, Participant Contribution, Receivable	1,269,679	1,264,858
EBP, Receivable	$ 66,709,824	$ 56,423,728